Subsequent Events (Details Narrative) - USD ($)																1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2016	Jun. 27, 2016	Jun. 24, 2016	May 18, 2016	Apr. 08, 2016	Mar. 11, 2016	Mar. 11, 2016	Jan. 15, 2016	Jul. 28, 2015	Mar. 15, 2015	Mar. 05, 2015	Aug. 07, 2014	Jan. 31, 2014	Apr. 01, 2012	Mar. 01, 2012	Mar. 31, 2016	Jan. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2016	Apr. 24, 2015	Apr. 10, 2015	Apr. 02, 2015	Feb. 03, 2015	Oct. 21, 2014	Jan. 15, 2014	Dec. 07, 2009
Amount paid for license						$ 8,525
Number of vested common stock shares issued													4,098					348,081		220,000			100,000	432,892	51,586	50,000	34,614	468,702
Breach of contract for failure to pay invoices amount				$ 172,645	$ 178,893				$ 737,425	$ 5,000	$ 10,000	$ 112,500	$ 15,000
Monthly lease rental payment														$ 92,000	$ 468,000			$ 170,991	$ 229,244	$ 472,744	$ 408,649
Lease obligation																				$ 885,089
Series C Convertible Preferred Stock [Member]
Preferred stock shares issued																		150,426		120,330	60,250
Breach of contract for failure to pay invoices amount						650,040
Series A Convertible Preferred Stock [Member]
Preferred stock shares issued																		11,000,000		10,500,000	10,000,000	500,000							10,000,000
Number of vested common stock shares issued																				100,000
Subsequent Event [Member]
Amount paid for license						8,525
Number of vested common stock shares issued																				1,098,081
Breach of contract for failure to pay invoices amount					$ 178,893
Subsequent Event [Member] | Bernstein Law Firm [Member]
Breach of contract for failure to pay invoices amount								$ 87,167
Subsequent Event [Member] | Warrantholders [Member]
Number of warrants issued for purchase of common stock shares																	1,290,000
Warrants term																	18 months
Common stock exercise price																	$ 2.25
Subsequent Event [Member] | Former Beam [Member]
Number of common stock shares returned during the period																242,303
Number of common stock returned during the period																$ 45,000
Subsequent Event [Member] | Solomon Edwards Group, LLC [Member]
Breach of contract for failure to pay invoices amount				$ 172,645
Subsequent Event [Member] | Executive Chairman of Board [Member]
Debt instrument interest rate		18.00%	18.00%
Aggregate principal amount		$ 200,000	$ 95,000
Convertible shares of common stock per share		$ 0.70	$ .70
Subsequent Event [Member] | Third Parties [Member]
Aggregate principal repaid		$ 1,000,000	$ 1,000,000
Number of term vested		5 years	5 years
Warrant to purchase an aggregate of shares of common stock		1,000,000	475,000
Subsequent Event [Member] | Chief Operating Officer [Member]
Number of vested common stock shares issued																				750,000
Subsequent Event [Member] | Board of Directors [Member]
Number of vested common stock shares issued																				348,081
Subsequent Event [Member] | Executive Chairman of Board [Member] | Pennsylvania Turnpike [Member]
Debt instrument interest rate			18.00%
Aggregate principal amount			$ 105,000
Convertible shares of common stock per share			$ 0.70
Number of term vested			5 years
Warrant to purchase an aggregate of shares of common stock			525,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock shares issued																				30,096
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Amount recevied in transaction						3,000,000
Aggregate of subscription amount paid						750,000	$ 750,000
Milestone amounts payable						$ 2,250,000	2,250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Amount recevied in transaction							$ 1,367,120
Number of warrants issued for purchase of common stock shares							22,786
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Number of warrants issued for purchase of common stock shares						3,255,047
Warrants term						5 years
Common stock exercise price						$ 1.00	$ 1.00
Subsequent Event [Member] | Employment Agreement [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock shares issued																				500,000
Subsequent Event [Member] | Sublease Agreement [Member]
Operation expenses percentage	50.00%
Lease obligation	$ 200,000
Subsequent Event [Member] | Sublease Agreement [Member] | Minimum [Member]
Monthly lease rental payment	7,500
Subsequent Event [Member] | Sublease Agreement [Member] | Maximum [Member]
Monthly lease rental payment	$ 8,000